Contracts in Progress - Schedule of Cost and Billings on Uncompleted Construction Type Long Term Contracts or Programs (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Costs incurred on contracts (from inception to completion)	$ 199.4	$ 185.8	$ 152.5
Estimated earnings	125.5	133.2	108.9
Contracts in progress	324.9	319.0	261.4
Less: billings to date	(281.8)	(261.9)	(209.8)
Less: write-offs	0.0	(2.7)	0.0
Costs in Excess of Billings Uncompleted Construction Type Contracts	$ 43.1	$ 54.4	$ 51.6